                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 06/30/05

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Matador Capital Management

Address: 200 First Avenue North
         Suite 201
         St. Petersburg, FL 33701-3335



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jason Daniels
Title: Client Service Representative
Phone: 212-713-4828


Signature, Place, and Date of Signing:

Jason Daniels                   New York, NY                    07/29/05
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


REPORTING MANAGER - EVER - MATADOR CAPITAL MANAGEMENT

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  ITEM 6
      ITEM 1                 ITEM 2   ITEM 3       ITEM 4         ITEM 5       INVEST. DISC.       ITEM 7             ITEM 8
------------------          --------  -------      ------       ----------  --------------------   ------     ---------------------
                             TITLE                  FAIR          SHARE OF                 SHARED               VOTING AUTHORITY
                               OF     CUSIP         MARKET       PRINCIPAL    Sole  SHARED  OTHER   OTHER      SOLE   SHARED   NONE
  NAME OF ISSUER             CLASS    NUMBER        VALUE          AMOUNT     (A)     (B)    (C)   MANAGERS    (A)     (B)      (C)
------------------          --------  --------     --------       --------   ------  -----  -----  --------   -------  -----   ----
-----------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP                 CONV C   604675AC2    7,155,000.00  9,000,000.00 N    X                          EVER  9,000,000.00  0
MIRANT CORP                 CONV C   604675AB4      781,250.00  1,000,000.00 N    X                          EVER  1,000,000.00  0
ABGENIX INC                 OTC EQ   00339B107    2,574,000.00    300,000.00 N    X                          EVER    300,000.00  0
ATARI INC                   COMMON   04651M105      152,900.00     55,000.00 N    X                          EVER     55,000.00  0
ACTIVISION INC NEW          OTC EQ   004930202   11,564,000.00    700,000.00 N    X                          EVER    700,000.00  0
ALLIED WASTE INDUSTRIES IN  COMMON   019589308    2,685,098.00    338,600.00 N    X                          EVER    338,600.00  0
BEARINGPOINT INC            COMMON   074002106    7,330,000.00  1,000,000.00 N    X                          EVER  1,000,000.00  0
BIOGEN IDEC INC             COMMON   09062X103   10,851,750.00    315,000.00 N    X                          EVER    315,000.00  0
CSK AUTO CORP               COMMON   125965103    2,502,000.00    150,000.00 N    X                          EVER    150,000.00  0
CALPINE CORP                COMMON   131347106    2,040,000.00    600,000.00 N    X                          EVER    600,000.00  0
CAPSTONE TURBINE CORP       OTC EQ   14067D102      317,373.00    249,900.00 N    X                          EVER    249,900.00  0
DATATRAK INTL INC           OTC EQ   238134100    1,299,000.00     75,000.00 N    X                          EVER     75,000.00  0
DOUBLECLICK INC             OTC EQ   258609304   52,437,500.00  6,250,000.00 N    X                          EVER  6,250,000.00  0
DISTRIBUTED ENERGY SYSTEMS  OTC EQ   25475V104    1,651,162.00    392,200.00 N    X                          EVER    392,200.00  0
DANIELSON HOLDING CORP      COMMON   236274106    3,875,038.00    318,409.00 N    X                          EVER    318,409.00  0
DATASTREAM SYSTEMS INC      OTC EQ   238124101      358,744.00     49,278.00 N    X                          EVER     49,278.00  0
DIRECTV GROUP INC           COMMON   25459L106   23,250,000.00  1,500,000.00 N    X                          EVER  1,500,000.00  0
EXACT SCIENCES CORP         OTC EQ   30063P105      228,000.00    100,000.00 N    X                          EVER    100,000.00  0
SPRINT CORP                 COMMON   852061100   11,290,500.00    450,000.00 N    X                          EVER    450,000.00  0
FORGENT NETWORKS INC        OTC EQ   34629U103      147,000.00    100,000.00 N    X                          EVER    100,000.00  0
HUMAN GENOME SCIENCES INC   OTC EQ   444903108   11,580,000.00  1,000,000.00 N    X                          EVER  1,000,000.00  0
HEWLETT PACKARD CO          COMMON   428236103   12,930,500.00    550,000.00 N    X                          EVER    550,000.00  0
HARSCO CORP                 COMMON   415864107   21,820,000.00    400,000.00 N    X                          EVER    400,000.00  0
IAC/INTERACTIVECORP         OTC EQ   44919P102   13,211,000.00    550,000.00 N    X                          EVER    550,000.00  0
IMPCO TECHNOLOGIES INC      OTC EQ   45255W106    1,308,320.00    227,600.00 N    X                          EVER    272,000.00  0
IMMUNICON CORP              OTC EQ   45260A107      254,000.00     50,000.00 N    X                          EVER     50,000.00  0
LIBERTY MEDIA CORP          COMMON   530718105   53,242,750.00  5,225,000.00 N    X                          EVER  5,225,000.00  0
LIBERTY GLOBAL INC          OTC EQ   530555101   16,360,203.00    351,002.00 N    X                          EVER    351,002.00  0
LINDSAY MANUFACTURING CO    COMMON   535555106    1,114,155.00     47,250.00 N    X                          EVER     47,250.00  0
LEARNING TREE INTERNATIONA  OTC EQ   522015106    6,723,500.00    565,000.00 N    X                          EVER    565,000.00  0
MDC PARTNERS INC NEW CL A   OTC EQ   552697104    8,633,430.00  1,020,500.00 N    X                          EVER  1,020,500.00  0
MEDAREX INC                 OTC EQ   583916101    3,735,000.00    450,000.00 N    X                          EVER    450,000.00  0
NEW HORIZONS WORLDWIDE INC  OTC EQ   645526104    1,328,000.00    400,000.00 N    X                          EVER    400,000.00  0
NII HOLDINGS INC            OTC EQ   62913F201   10,869,800.00    170,000.00 N    X                          EVER    170,000.00  0
NEXTEL COMMUNICATIONS INC-  OTC EQ   65332V103   14,539,500.00    450,000.00 N    X                          EVER    450,000.00  0
PROTEIN DESIGN LABS INC     OTC EQ   74369L103   10,105,000.00    500,000.00 N    X                          EVER    500,000.00  0
PFIZER INC                  COMMON   717081103   16,548,000.00    600,000.00 N    X                          EVER    600,000.00  0
QUANTUM FUEL SYS TECHNOLOG  OTC EQ   74765E109    2,110,000.00    422,000.00 N    X                          EVER    422,000.00  0
REALNETWORKS INC            OTC EQ   75605L104    2,480,000.00    500,000.00 N    X                          EVER    500,000.00  0
REPUBLIC SERVICES INC       COMMON   760759100   63,017,500.00  1,750,000.00 N    X                          EVER  1,750,000.00  0
STRATEGIC DIAGNOSTICS INC   OTC EQ   862700101      857,500.00    250,000.00 N    X                          EVER    250,000.00  0
THIRD WAVE TECHNOLOGIES IN  OTC EQ   88428W108      196,500.00     50,000.00 N    X                          EVER     50,000.00  0
TIME WARNER INC             COMMON   887317105   16,710,000.00  1,000,000.00 N    X                          EVER  1,000,000.00  0
TYCO INTERNATIONAL LTD      COMMON   902124106   33,288,000.00  1,140,000.00 N    X                          EVER  1,140,000.00  0
UNITED RENTALS INC          COMMON   911363109    8,589,250.00    425,000.00 N    X                          EVER    425,000.00  0
WASTE CONNECITONS INC       COMMON   941053100   27,967,500.00    750,000.00 N    X                          EVER    750,000.00  0
WILLIAMS COMPANIES INC      COMMON   969457100   85,500,000.00  4,500,000.00 N    X                          EVER  4,500,000.00  0
